FINANCIAL RISK MANAGEMENT - LIQUIDITY RISK (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables excluding non-financial liabilities	¥ 2,683,828		¥ 2,631,433
Payables for fixed assets and construction-in-progress	1,802,592	$ 258,926	2,441,647
Lease liabilities	1,176,426		0
Dividends payable	12,890	$ 1,852	12,894
Total	5,675,736		5,085,974
Liquidity risk [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables excluding non-financial liabilities	2,683,828		2,631,433
Payables for fixed assets and construction-in-progress	1,802,592		2,441,647
Lease liabilities	5,088,630
Dividends payable	12,890		12,894
Total	9,587,940		5,085,974
Liquidity risk [member] | Less than 1 year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables excluding non-financial liabilities	2,683,828		2,631,433
Payables for fixed assets and construction-in-progress	1,802,592		2,441,647
Lease liabilities	58,490
Dividends payable	12,890		12,894
Total	4,557,800		¥ 5,085,974
Liquidity risk [member] | Between 1 and 5 years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	233,960
Total	233,960
Liquidity risk [member] | Over 5 years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	4,796,180
Total	¥ 4,796,180

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.